Taxation (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Rate Reconciliation
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of tax incentive and holiday (as a percent)	(19.80%)	(17.20%)	(15.90%)
Effect of tax-exempt entities (as a percent)	(3.20%)	0.10%	0.30%
Change in valuation allowance (as a percent)	23.50%	1.50%	6.50%
Effect of the overseas withholding taxes (as a percent)	2.20%	1.70%	1.50%
Effect of the PRC withholding tax on undistributed earnings (as a percent)	3.70%	5.40%	3.00%
Effect of permanent difference (as a percent)	(6.00%)	1.80%	(1.00%)
Others (as a percent)	(4.40%)	(4.10%)	(1.90%)
Effective income tax rate from continuing operation (as a percent)	21.00%	14.20%	17.50%